Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 3,177	$ 4,969	$ 6,104
Post-employment pension	61	95	117
Share-based payments	2,362	3,246	5,092
Total	$ 5,600	$ 8,310	$ 11,313